Filed pursuant to Rule 497(e)
Registration Nos. 033-96634; 811-09094

Leuthold Funds, Inc.
Leuthold Core Investment Fund Retail Class Shares (Ticker: LCORX) Institutional Class Shares (Ticker: LCRIX)	Leuthold Select Industries Fund LSLTX
Leuthold Global Fund Retail Class Shares (Ticker: GLBLX) Institutional Class Shares (Ticker: GLBIX)	Grizzly Short Fund GRZZX
Leuthold Core ETF LCR Listed on NYSE Arca, Inc.
Supplement dated April 1, 2022
to the Statement of Additional Information dated January 31, 2022, as amended and supplemented to date
Change in Portfolio Manager of Grizzly Short Fund
All references to Kristen Perleberg as a portfolio manager of the Grizzly Short Fund are hereby deleted and replaced by references to Philip D. Segner as a portfolio manager of the Grizzly Short Fund.  In addition, the information below is hereby incorporated into the Statement of Additional Information:
Portfolio Managers
As of April 1, 2022, Mr. Segner does not have responsibility for the day-to-day management of accounts other than the Grizzly Short Fund.
The following table outlines the forms of compensation paid to Mr. Segner as of April 1, 2022.
Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Philip D. Segner (portfolio manager Grizzly Short Fund)	Salary/Bonus	Leuthold Weeden Capital Management
Mr. Segner receives a fixed salary that is set by reference to industry standards.  He also receives an annual subjective bonus based solely on the overall profitability of the Adviser after taxes for the prior fiscal year and based on an evaluation of all the duties he performs for the Adviser.

The following tables set forth the dollar range of equity securities of each Fund beneficially owned by Mr. Segner as of April 1, 2022.
Name of Portfolio Manager	Dollar Range of Equity Securities of Leuthold Core Investment Fund	Dollar Range of Equity Securities of Leuthold Global Fund	Dollar Range of Equity Securities of Leuthold Select Industries Fund
Philip D. Segner	$50,001 - $100,000	$50,001 - $100,000	$1 - $10,000

Name of Portfolio Manager	Dollar Range of Equity Securities of Grizzly Short Fund	Dollar Range of Leuthold Core EFT
Philip D. Segner	None	$10,001 - $50,000
If you have any questions, please call the Leuthold Funds at 1-800-273-6886 (toll free).
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The date of this Supplement is April 1, 2022.
Please retain this Supplement for future reference.